DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Realized Amounts and Fair Value Adjustments for Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	$ (21,900)	$ 1,700	$ 8,700
Fair value adjustment	3,000	54,900	8,500
Hedging reserves	25,611	39,870	(3,559)
Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	34,100	53,000	(3,600)
Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	24,000	(19,500)	12,400
Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	24,700	3,200	(10,800)
Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	(2,400)	100
Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(100)	(2,300)	100
Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	23,000	(33,300)	400
Transfer to income statement	0	0	0
Fair value adjustment	0	0	0
Forward freight agreements | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	0	0	0
Forward freight agreements | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	23,000	(33,300)	400
Forward freight agreements | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward freight agreements | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward freight agreements | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	1,000	13,800	12,000
Transfer to income statement	300	(3,300)	(2,800)
Fair value adjustment	(800)	3,300	2,100
Bunker swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	(500)	0	100
Bunker swaps | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	1,000	13,800	12,000
Bunker swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	100	4,600	(200)
Fair value adjustment	100	(2,700)	(3,400)
Forward exchange contracts | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	500
Forward exchange contracts | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	500	400	(1,600)
Forward exchange contracts | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	(2,400)	100
Forward exchange contracts | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(100)	(2,300)	100
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(22,300)	400	11,700
Fair value adjustment	3,700	54,300	9,800
Interest rate swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	34,100	52,600	(2,100)
Interest rate swaps | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Interest rate swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	24,700	3,200	(10,800)
Interest rate swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Interest rate swaps | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	$ 0	$ 0	$ 0